Derivatives Derivatives, Credit-Risk Contingent Feature Textuals (Details) - USD ($) $ in Billions	Dec. 31, 2020	Dec. 31, 2019
Derivatives [Abstract]
Net derivative liabilities with credit-risk contingent features	$ 10.5	$ 10.4
Collateral posted	9.0	9.1
Additional collateral to be posted upon a below investment grade credit rating	$ 1.5	$ 1.3